Income tax (Narrative) (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Disclosure Of Income tax [Line Items]
Applicable tax rate	15.00%
Maximum
Disclosure Of Income tax [Line Items]
Applicable tax rate	35.00%